Group assets and liabilities by business types (Details) - USD ($) $ in Millions		Dec. 31, 2021	Sep. 13, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Analysis of operating segments
Sovereign debt		$ 50,811
Other government bonds		3,875
Corporate bonds		44,157
Asset-backed securities		251
Total debt securities	[1]	99,094
Loans		2,562
Equity securities and holdings in collective investment schemes	[1]	61,601
Other financial investments		5,222
Total financial investments		168,479		$ 155,593
Assets
Investment properties		38
Investments in joint ventures and associates accounted for using the equity method		2,183
Cash and cash equivalents		7,170		6,397		$ 5,005
Reinsurers' share of insurance contract liabilities		9,753
Other assets		11,479
Total assets		199,102
Shareholders' equity		17,088		20,878
Non-controlling interests		176
Total equity		17,264		22,119		$ 19,669	$ 21,991
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		157,299
Core structural borrowings		6,127
Operational borrowings		861
Other liabilities		17,551
Total liabilities		181,838
Total equity and liabilities		199,102
Within one year
Analysis of operating segments
Total financial investments		71,524		66,138
Indonesia
Analysis of operating segments
Sovereign debt		1,632
Singapore
Analysis of operating segments
Sovereign debt		5,428
Thailand
Analysis of operating segments
Sovereign debt		1,580
UK
Analysis of operating segments
Sovereign debt		233
US
Analysis of operating segments
Sovereign debt		32,124
Vietnam
Analysis of operating segments
Sovereign debt		3,042
Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		6,772
AAA
Analysis of operating segments
Other government bonds		1,804
Corporate bonds		1,869
Asset-backed securities		168
AA+ to AA-
Analysis of operating segments
Other government bonds		59
Corporate bonds		4,420
Asset-backed securities		11
A+ to A-
Analysis of operating segments
Other government bonds		1,090
Corporate bonds		15,015
Asset-backed securities		43
BBB+ to BBB-
Analysis of operating segments
Other government bonds		253
Corporate bonds		16,339
Asset-backed securities		24
Below BBB- and unrated
Analysis of operating segments
Other government bonds		669
Corporate bonds		6,514
Asset-backed securities		5
Unrated
Analysis of operating segments
Securities excluding sovereign debt		1,130		780
Mortgage loans
Analysis of operating segments
Loans		150
Policy loans
Analysis of operating segments
Loans		1,733
Other loans
Analysis of operating segments
Loans		679
Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,155
Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		35,446
Insurance operations
Assets
Shareholders' equity		14,289		12,861
Operating segments | Asia and Africa
Analysis of operating segments
Sovereign debt		50,585		44,804
Other government bonds		3,875		5,116
Corporate bonds		44,157		39,695
Asset-backed securities		251		181
Total debt securities		98,868		89,796
Loans		2,562		2,248
Equity securities and holdings in collective investment schemes		60,916		59,293
Other financial investments		4,134		4,241
Total financial investments		166,480		155,578
Assets
Investment properties		38		16
Investments in joint ventures and associates accounted for using the equity method		2,183		1,962
Cash and cash equivalents		3,441		3,146
Reinsurers' share of insurance contract liabilities		9,753		11,363
Other assets		11,249		11,985
Total assets		193,144		184,050
Shareholders' equity		15,409		13,963
Non-controlling interests		176		178
Total equity		15,585		14,141
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		157,299		149,950
Operational borrowings		266		322
Other liabilities		19,994		19,637
Total liabilities		177,559		169,909
Total equity and liabilities		193,144		184,050
Operating segments | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		1,632		1,619
Operating segments | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		5,428		5,586
Operating segments | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,580		2,010
Operating segments | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		7		7
Operating segments | US | Asia and Africa
Analysis of operating segments
Sovereign debt		32,124		26,968
Operating segments | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		3,042		2,892
Operating segments | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		6,772		5,722
Operating segments | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,804		1,921
Corporate bonds		1,869		1,989
Asset-backed securities		168		107
Operating segments | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		59		159
Corporate bonds		4,420		4,290
Asset-backed securities		11		3
Operating segments | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		1,090		1,281
Corporate bonds		15,015		13,179
Asset-backed securities		43		31
Operating segments | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		253		664
Corporate bonds		16,339		15,089
Asset-backed securities		24		21
Operating segments | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		669		1,091
Corporate bonds		6,514		5,148
Asset-backed securities		5		19
Operating segments | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		150		158
Operating segments | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,733		1,582
Operating segments | Other loans | Asia and Africa
Analysis of operating segments
Loans		679		508
Operating segments | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		25,472		32,128
Operating segments | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		35,444		27,165
Operations within segments | Insurance operations | With-profits business | Asia and Africa
Analysis of operating segments
Sovereign debt		34,680		30,042
Other government bonds		2,509		3,443
Corporate bonds		26,003		22,279
Asset-backed securities		137		112
Total debt securities		63,329		55,876
Loans		2,033		1,723
Equity securities and holdings in collective investment schemes		34,240		33,793
Other financial investments		1,561		1,566
Total financial investments		101,163		92,958
Assets
Cash and cash equivalents		905		1,049
Reinsurers' share of insurance contract liabilities		225		257
Other assets		1,184		1,538
Total assets		103,477		95,802
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		94,002		86,410
Operational borrowings		142		194
Other liabilities		9,333		9,198
Total liabilities		103,477		95,802
Total equity and liabilities		103,477		95,802
Operations within segments | Insurance operations | With-profits business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		414		385
Operations within segments | Insurance operations | With-profits business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		3,684		3,939
Operations within segments | Insurance operations | With-profits business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		28,552		24,396
Operations within segments | Insurance operations | With-profits business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		2,030		1,322
Operations within segments | Insurance operations | With-profits business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,472		1,420
Corporate bonds		1,222		1,228
Asset-backed securities		88		74
Operations within segments | Insurance operations | With-profits business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		45		129
Corporate bonds		2,203		1,943
Asset-backed securities		6		2
Operations within segments | Insurance operations | With-profits business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		667		811
Corporate bonds		9,046		7,289
Asset-backed securities		26		15
Operations within segments | Insurance operations | With-profits business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		121		452
Corporate bonds		9,523		9,005
Asset-backed securities		15		12
Operations within segments | Insurance operations | With-profits business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		204		631
Corporate bonds		4,009		2,814
Asset-backed securities		2		9
Operations within segments | Insurance operations | With-profits business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,365		1,231
Operations within segments | Insurance operations | With-profits business | Other loans | Asia and Africa
Analysis of operating segments
Loans		668		492
Operations within segments | Insurance operations | With-profits business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		10,290		15,668
Operations within segments | Insurance operations | With-profits business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		23,950		18,125
Operations within segments | Insurance operations | Unit-linked | Asia and Africa
Analysis of operating segments
Sovereign debt		1,942		1,948
Other government bonds		238		254
Corporate bonds		3,659		3,540
Asset-backed securities		9		12
Total debt securities		5,848		5,754
Equity securities and holdings in collective investment schemes		20,516		20,456
Other financial investments		149		405
Total financial investments		26,513		26,615
Assets
Cash and cash equivalents		911		587
Other assets		166		252
Total assets		27,590		27,454
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		25,651		25,433
Other liabilities		1,939		2,021
Total liabilities		27,590		27,454
Total equity and liabilities		27,590		27,454
Operations within segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		598		658
Operations within segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		550		551
Operations within segments | Insurance operations | Unit-linked | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		7		7
Operations within segments | Insurance operations | Unit-linked | US | Asia and Africa
Analysis of operating segments
Sovereign debt		47		21
Operations within segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		20		11
Operations within segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		720		700
Operations within segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		86		96
Corporate bonds		236		221
Asset-backed securities		6		9
Operations within segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		2		2
Corporate bonds		359		476
Asset-backed securities		1		1
Operations within segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		119		131
Corporate bonds		675		695
Operations within segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		16		16
Corporate bonds		1,711		1,299
Operations within segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		15		9
Corporate bonds		678		849
Asset-backed securities		2		2
Operations within segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		12,812		13,064
Operations within segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		7,704		7,392
Operations within segments | Insurance operations | Other business | Asia and Africa
Analysis of operating segments
Sovereign debt		13,802		12,655
Other government bonds		1,128		1,419
Corporate bonds		14,495		13,873
Asset-backed securities		105		57
Total debt securities		29,530		28,004
Loans		529		525
Equity securities and holdings in collective investment schemes		6,073		4,963
Other financial investments		2,318		2,173
Total financial investments		38,450		35,665
Assets
Investment properties		38		16
Investments in joint ventures and associates accounted for using the equity method		1,878		1,689
Cash and cash equivalents		1,444		1,354
Reinsurers' share of insurance contract liabilities		9,528		11,106
Other assets		9,191		9,418
Total assets		60,529		59,248
Shareholders' equity		14,289		12,861
Non-controlling interests		45		34
Total equity		14,334		12,895
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		37,646		38,107
Operational borrowings		106		105
Other liabilities		8,443		8,141
Total liabilities		46,195		46,353
Total equity and liabilities		60,529		59,248
Operations within segments | Insurance operations | Other business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		609		564
Operations within segments | Insurance operations | Other business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		1,068		979
Operations within segments | Insurance operations | Other business | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,577		1,999
Operations within segments | Insurance operations | Other business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		3,525		2,551
Operations within segments | Insurance operations | Other business | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		3,022		2,881
Operations within segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		4,001		3,681
Operations within segments | Insurance operations | Other business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		246		405
Corporate bonds		411		540
Asset-backed securities		74		24
Operations within segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		12		28
Corporate bonds		1,858		1,871
Asset-backed securities		4
Operations within segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		304		339
Corporate bonds		5,294		5,194
Asset-backed securities		17		16
Operations within segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		116		196
Corporate bonds		5,105		4,785
Asset-backed securities		9		9
Operations within segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		450		451
Corporate bonds		1,827		1,483
Asset-backed securities		1		8
Operations within segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		150		158
Operations within segments | Insurance operations | Other business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		368		351
Operations within segments | Insurance operations | Other business | Other loans | Asia and Africa
Analysis of operating segments
Loans		11		16
Operations within segments | Insurance operations | Other business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2,286		3,325
Operations within segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		3,787		1,638
Operations within segments | Eastspring | Asia and Africa
Analysis of operating segments
Sovereign debt		161		159
Corporate bonds				3
Total debt securities		161		162
Equity securities and holdings in collective investment schemes		87		81
Other financial investments		106		97
Total financial investments		354		340
Assets
Investments in joint ventures and associates accounted for using the equity method		305		273
Cash and cash equivalents		181		156
Other assets		759		839
Total assets		1,599		1,608
Shareholders' equity		1,120		1,102
Non-controlling interests		131		144
Total equity		1,251		1,246
Liabilities
Operational borrowings		18		23
Other liabilities		330		339
Total liabilities		348		362
Total equity and liabilities		1,599		1,608
Operations within segments | Eastspring | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		11		12
Operations within segments | Eastspring | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		126		117
Operations within segments | Eastspring | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		3		11
Operations within segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		21		19
Operations within segments | Eastspring | A+ to A- | Asia and Africa
Analysis of operating segments
Corporate bonds				1
Operations within segments | Eastspring | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Corporate bonds				2
Operations within segments | Eastspring | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		84		71
Operations within segments | Eastspring | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		3		10
Elimination of intra-segment amounts | Asia and Africa
Assets
Other assets		(51)		(62)
Total assets		(51)		(62)
Liabilities
Other liabilities		(51)		(62)
Total liabilities		(51)		(62)
Total equity and liabilities		(51)		(62)
Unallocated to a segment (central operations)
Analysis of operating segments
Sovereign debt		226
Total debt securities		226
Equity securities and holdings in collective investment schemes		685
Other financial investments		1,088
Total financial investments		1,999
Assets
Cash and cash equivalents		3,729
Other assets		3,608
Total assets		9,336
Shareholders' equity		1,679
Total equity		1,679
Liabilities
Core structural borrowings		6,127
Operational borrowings		595
Other liabilities		935
Total liabilities		7,657
Total equity and liabilities		9,336
Unallocated to a segment (central operations) | UK
Analysis of operating segments
Sovereign debt		226
Unallocated to a segment (central operations) | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		683
Unallocated to a segment (central operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2
Inter-segment elimination
Assets
Other assets		(3,378)
Total assets		(3,378)
Liabilities
Other liabilities		(3,378)
Total liabilities		(3,378)
Total equity and liabilities		(3,378)
Discontinued US operations
Analysis of operating segments
Total financial investments			$ 293,562
Assets
Cash and cash equivalents			3,527	1,621
Reinsurers' share of insurance contract liabilities			34,014	35,232
Shareholders' equity			2,228
Non-controlling interests			$ 278
Discontinued US operations | Operating segments
Analysis of operating segments
Sovereign debt				5,156
Other government bonds				1,090
Corporate bonds				26,554
Asset-backed securities				3,233
Total debt securities				36,033
Loans				12,340
Equity securities and holdings in collective investment schemes				219,340
Other financial investments				4,094
Total financial investments				271,807
Assets
Investment properties				7
Cash and cash equivalents				1,621
Reinsurers' share of insurance contract liabilities				35,232
Other assets				19,813
Total assets				328,480
Shareholders' equity				8,511
Non-controlling interests				1,063
Total equity				9,574
Liabilities
Contract liabilities and unallocated surplus of with-profits funds				296,513
Core structural borrowings				250
Operational borrowings				1,498
Other liabilities				20,645
Total liabilities				318,906
Total equity and liabilities				328,480
Discontinued US operations | Operating segments | US
Analysis of operating segments
Sovereign debt				5,126
Discontinued US operations | Operating segments | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt				30
Discontinued US operations | Operating segments | AAA
Analysis of operating segments
Other government bonds				377
Corporate bonds				265
Asset-backed securities				2,110
Discontinued US operations | Operating segments | AA+ to AA-
Analysis of operating segments
Other government bonds				522
Corporate bonds				869
Asset-backed securities				171
Discontinued US operations | Operating segments | A+ to A-
Analysis of operating segments
Other government bonds				188
Corporate bonds				10,759
Asset-backed securities				741
Discontinued US operations | Operating segments | BBB+ to BBB-
Analysis of operating segments
Other government bonds				3
Corporate bonds				12,686
Asset-backed securities				163
Discontinued US operations | Operating segments | Below BBB- and unrated
Analysis of operating segments
Corporate bonds				1,975
Asset-backed securities				48
Discontinued US operations | Operating segments | Mortgage loans
Analysis of operating segments
Loans				7,833
Discontinued US operations | Operating segments | Policy loans
Analysis of operating segments
Loans				4,507
Discontinued US operations | Operating segments | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes				253
Discontinued US operations | Operating segments | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes				25
Discontinued US operations | Operating segments | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes				219,062
Continuing and discontinued operations
Analysis of operating segments
Sovereign debt				49,960
Other government bonds				6,206
Corporate bonds				66,249
Asset-backed securities				3,414
Total debt securities	[1],[2]			125,829
Loans	[2]			14,588
Equity securities and holdings in collective investment schemes	[1],[2]			278,635
Other financial investments				8,348
Total financial investments				427,400
Assets
Investment properties	[2]			23
Investments in joint ventures and associates accounted for using the equity method	[2]			1,962
Cash and cash equivalents		$ 7,170		8,018	[2]
Reinsurers' share of insurance contract liabilities	[2]			46,595
Other assets				32,099
Total assets	[2]			516,097
Shareholders' equity	[2]			20,878
Non-controlling interests	[2]			1,241
Total equity	[2]			22,119
Liabilities
Contract liabilities and unallocated surplus of with-profits funds				446,463
Core structural borrowings	[2]			6,633
Operational borrowings	[2]			2,444
Other liabilities				38,438
Total liabilities	[2]			493,978
Total equity and liabilities	[2]			516,097
Continuing and discontinued operations | Indonesia
Analysis of operating segments
Sovereign debt				1,619
Continuing and discontinued operations | Singapore
Analysis of operating segments
Sovereign debt				5,586
Continuing and discontinued operations | Thailand
Analysis of operating segments
Sovereign debt				2,010
Continuing and discontinued operations | UK
Analysis of operating segments
Sovereign debt				7
Continuing and discontinued operations | US
Analysis of operating segments
Sovereign debt				32,094
Continuing and discontinued operations | Vietnam
Analysis of operating segments
Sovereign debt				2,892
Continuing and discontinued operations | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt				5,752
Continuing and discontinued operations | AAA
Analysis of operating segments
Other government bonds				2,298
Corporate bonds				2,254
Asset-backed securities				2,217
Continuing and discontinued operations | AA+ to AA-
Analysis of operating segments
Other government bonds				681
Corporate bonds				5,159
Asset-backed securities				174
Continuing and discontinued operations | A+ to A-
Analysis of operating segments
Other government bonds				1,469
Corporate bonds				23,938
Asset-backed securities				772
Continuing and discontinued operations | BBB+ to BBB-
Analysis of operating segments
Other government bonds				667
Corporate bonds				27,775
Asset-backed securities				184
Continuing and discontinued operations | Below BBB- and unrated
Analysis of operating segments
Other government bonds				1,091
Corporate bonds				7,123
Asset-backed securities				67
Continuing and discontinued operations | Mortgage loans
Analysis of operating segments
Loans				7,991
Continuing and discontinued operations | Policy loans
Analysis of operating segments
Loans				6,089
Continuing and discontinued operations | Other loans
Analysis of operating segments
Loans				508
Continuing and discontinued operations | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes				32,381
Continuing and discontinued operations | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes				27,192
Continuing and discontinued operations | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes				219,062
Continuing and discontinued operations | Unallocated to a segment (central operations)
Analysis of operating segments
Equity securities and holdings in collective investment schemes				2
Other financial investments				13
Total financial investments				15
Assets
Cash and cash equivalents				3,251
Other assets				3,624
Total assets				6,890
Shareholders' equity				(1,596)
Total equity				(1,596)
Liabilities
Core structural borrowings				6,383
Operational borrowings				624
Other liabilities				1,479
Total liabilities				8,486
Total equity and liabilities				6,890
Continuing and discontinued operations | Unallocated to a segment (central operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes				2
Continuing and discontinued operations | Inter-segment elimination
Assets
Other assets				(3,323)
Total assets				(3,323)
Liabilities
Other liabilities				(3,323)
Total liabilities				(3,323)
Total equity and liabilities				$ (3,323)

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2021 are $854 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations; $1,112 million from discontinued US operations).
[2]	The 31 December 2020 comparative statement of financial position included discontinued US operations.